Contract Receivables, Net (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contracts Receivable [Abstract]
Total contract revenue percentage	100.00%	100.00%	86.00%